Average Annual Total Returns - FidelityLargeCapStockK6Fund-PRO - FidelityLargeCapStockK6Fund-PRO - Fidelity Large Cap Stock K6 Fund	Jun. 29, 2024
Fidelity Large Cap Stock K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	23.93%
Past 5 years	16.08%
Since Inception	12.36%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.83%

[1]	A From May 25, 2017 .